NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful lives for depreciation and amortization by major asset classes
Leasehold improvements	5 to 15 years
Furniture and fixtures	4 to 20 years
Computers	5 years
Assets under capital leases, primarily office equipment	5 years